Shareholder Report, Line Graph (Details) 199276_Tortoise Global Water ESG Fund_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Feb. 14, 2017	Nov. 30, 2025
Tortoise Global Water Fund
Account Value [Line Items]
Line Graph and Table Measure Name										Tortoise Global Water Fund NAV
Accumulated Value	$ 22,629	$ 18,279	$ 16,597	$ 20,423	$ 16,083	$ 13,770	$ 11,158	$ 12,096	$ 10,000	$ 24,228
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	29,532	22,056	19,375	21,340	16,682	14,203	12,232	11,510	10,000	$ 33,961
Tortoise Global Water Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Tortoise Global Water Net Total Return Index
Accumulated Value	$ 23,604	$ 19,048	$ 17,189	$ 21,144	$ 16,664	$ 14,223	$ 11,479	$ 12,258	$ 10,000	$ 25,357